Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill [abstract]
Movements of goodwill
	2018	2017

Beginning of the year

Cost	18,435,954	15,391,642
Accumulated impairment losses	(2,951,834)	(3,255,913)

Net book value	15,484,120	12,135,729

Movement:
Business combination (Note 41)	231,218	3,167,566
Impairment charge for the year	(409,371)	-
Disposal of subsidiary-cost	-	(309,269)
Disposal of subsidiary-impairment	-	309,269
Currency translation differences-cost	273,906	186,015
Currency translation differences- impairment	(7,646)	(5,190)

End of the year	15,572,227	15,484,120

Cost	18,941,078	18,435,954
Accumulated impairment losses	(3,368,851)	(2,951,834)

Net book value	15,572,227	15,484,120

Carrying amounts of major goodwill allocated to individual CGUs
	2018	2017

PRC Power segment:
Shandong Power	2,643,990	2,739,818
Wuhan Power	518,484	518,484
Hainan Power	506,336	506,336
Heilongjiang Power	182,994	265,319
Yangliuqing Cogeneration	151,459	151,459
Qinbei Power	109,913	109,913
Jilin Power	109,826	109,826
Yueyang Power Company	100,907	100,907
Beijing Cogeneration	95,088	95,088

Singapore segment:
Tuas Power	10,828,216	10,561,956

Discount rates used for value-in-use calculations
PRC Power segment	7.35%-9.63%
Singapore segment	8.02%